Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Collateral received (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Cash collateral received	$ 16,759	$ 42,480
Financial instrument in connection with OTC derivative transactions | Deposits
Financial instruments
Cash collateral received	16,759	42,480
Financial instrument in connection with OTC derivative transactions | Mexican financial institutions | Deposits
Financial instruments
Cash collateral received	5,174	5,288
Financial instrument in connection with OTC derivative transactions | Foreign financial Institutions | Deposits
Financial instruments
Cash collateral received	11,527	$ 37,192
Financial instrument in connection with OTC derivative transactions | Other | Deposits
Financial instruments
Cash collateral received	$ 58